A T B C | Fidelity International Growth Fund
Fund Summary Fund/Class: Fidelity® International Growth Fund/Fidelity Advisor® International Growth Fund A, T, B, C
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity International Growth Fund		Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)		5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)		none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares	[4]	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	held less than 30 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity International Growth Fund		Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.54%	0.56%	0.56%	0.54%
Total annual operating expenses		1.58%	1.85%	2.35%	2.33%
Fee waiver and/or expense reimbursement	[1]	0.13%	0.15%	0.15%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.45%	1.70%	2.20%	2.20%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates: Class A: 1.45%, Class T: 1.70%, Class B: 2.20%, Class C: 2.20%. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T B C Fidelity International Growth Fund (USD $)	Class A	Class T	Class B	Class C
1 year	714	517	723	323
3 years	1,031	894	1,013	713
5 years	1,372	1,299	1,436	1,232
10 years	2,333	2,429	2,387	2,654

Hold Shares
Expense Example, No Redemption A T B C Fidelity International Growth Fund (USD $)	Class A	Class T	Class B	Class C
1 year	714	517	223	223
3 years	1,031	894	713	713
5 years	1,372	1,299	1,236	1,232
10 years	2,333	2,429	2,387	2,654

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Allocating investments across countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	20.49%	June 30, 2009
Lowest Quarter Return	-21.81%	September 30, 2008
Year-to-Date Return	14.51%	September 30, 2012

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns A T B C Fidelity International Growth Fund	Past 1 year	Life of class		Inception Date
Class A Return Before Taxes	(14.48%)	(6.35%)	[1]	Nov. 01, 2007
Class A Return After Taxes on Distributions	(14.60%)	(6.37%)	[1]	Nov. 01, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	(9.27%)	(5.23%)	[1]	Nov. 01, 2007
Class T Return Before Taxes	(12.67%)	(6.05%)	[1]	Nov. 01, 2007
Class B Return Before Taxes	(14.41%)	(6.16%)	[1]	Nov. 01, 2007
Class C Return Before Taxes	(10.81%)	(5.71%)	[1]	Nov. 01, 2007
MSCI® EAFE® Growth Index (reflects no deduction for fees or expenses)	(12.03%)	(7.94%)	[1]	Nov. 01, 2007
[1]	From November 1, 2007.